UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

ITEM 1.     SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

SMASH SERIES C PORTFOLIO

FORM NQ
JULY 31, 2007

SMASh Series C Portfolio

Schedule of Investments (unaudited)	July 31, 2007

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 78.8%
Commercial Banks — 8.0%
$ 80,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)	$80,897
100,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (a)	94,880
220,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)	211,645
70,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17	68,737

	Total Commercial Banks	456,159

Consumer Finance — 5.0%
100,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)	100,420
80,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (b)(c)	81,902
	SLM Corp., Medium-Term Notes:
100,000	5.625% due 8/1/33 (c)	76,370
	Series A:
20,000	5.000% due 10/1/13 (c)	17,168
10,000	5.375% due 5/15/14 (c)	8,598

	Total Consumer Finance	284,458

Diversified Financial Services — 13.3%
190,000	Bank of America Corp., 5.375% due 8/15/11 (c)	189,312
	Residential Capital Corp.:
40,000	6.460% due 5/22/09 (b)(c)	38,050
10,000	Senior Notes, 6.460% due 4/17/09 (b)(c)	9,635
120,000	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11 (c)	110,692
220,000	Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17 (a)(b)(c)	219,421
	TNK-BP Finance SA:
100,000	7.500% due 7/18/16 (a)(c)	100,625
100,000	6.625% due 3/20/17 (a)(c)	93,250

	Total Diversified Financial Services	760,985

Diversified Telecommunication Services — 5.0%
100,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (c)	107,239
190,000	Telecom Italia Capital S.p.A., Notes, 5.250% due 10/1/15 (c)	177,071

	Total Diversified Telecommunication Services	284,310

Electric Utilities — 9.3%
160,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (c)	160,701
120,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (c)	106,679
135,000	FirstEnergy Corp., Notes, Series C, 7.375% due 11/15/31 (c)	147,193
120,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (c)	116,886

	Total Electric Utilities	531,459

Food & Staples Retailing — 0.5%
27,307	CVS Corp., 5.789% due 1/10/26 (a)	26,607

Health Care Providers & Services — 1.5%
90,000	Cardinal Health Inc., 5.850% due 12/15/17 (c)	87,643

Independent Power Producers & Energy Traders — 1.5%
	TXU Corp., Senior Notes:
50,000	Series P, 5.550% due 11/15/14 (c)	40,585
60,000	Series Q, 6.500% due 11/15/24 (c)	47,280

	Total Independent Power Producers & Energy Traders	87,865

Insurance — 2.0%
130,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	116,612

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2007

Face
Amount	Security	Value

Media — 2.0%
$ 120,000	Time Warner Inc., 6.500% due 11/15/36 (c)	$114,256

Metals & Mining— 5.2%
303,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (c)	296,258

Multi-Utilities— 2.3%
130,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (c)	130,122

Oil, Gas & Consumable Fuels — 17.5%
20,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (c)	20,968
240,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36 (c)	232,485
150,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (a)	143,820
165,000	Kinder Morgan Energy Partners LP, Senior Notes, 6.000% due 2/1/17 (c)	161,445
267,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35 (c)	261,655
170,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	182,839

	Total Oil, Gas & Consumable Fuels	1,003,212

Pharmaceuticals — 1.6%
95,000	Wyeth, 5.950% due 4/1/37	90,489

Thrifts & Mortgage Finance — 0.8%
50,000	Washington Mutual Inc., Senior Notes, 5.250% due 9/15/17	46,236

Wireless Telecommunication Services— 3.3%
170,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12 (c)	186,362

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $4,593,526)	4,503,033

SOVEREIGN BOND — 2.5%
Russia — 2.5%
129,350	Russian Federation, 7.500% due 3/31/30 (a)(c)
	(Cost - $145,558)	141,841

Contracts

PURCHASED OPTION — 0.0%
8	Eurodollar Futures, Call @ $94.63, expires 9/17/07
	(Cost - $1,740)	1,900

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $4,740,824)	4,646,774

Face
Amount

SHORT-TERM INVESTMENT — 1.4%

U.S. Government Agency— 1.4%
$ 81,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.080% -
	5.203% due 3/17/08 (d)(e)
	(Cost - $78,441)	78,457

	TOTAL INVESTMENTS — 82.7% (Cost — $4,819,265#)	4,725,231
	Other Assets in Excess of Liabilities — 17.3%	988,888

	TOTAL NET ASSETS — 100.0%	$5,714,119

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(c)	All or a portion of this security is segregated for open futures contracts and written options.
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2007

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value

3	U.S. Treasury Bonds Futures, Call	8/24/07	$110.00	$2,719
16	U.S. Treasury Bonds Futures, Call	8/24/07	109.00	23,250
2	U.S. Treasury Notes 10 Year Futures, Call	8/24/07	108.00	750
3	U.S. Treasury Notes 10 Year Futures, Put	8/24/07	103.00	47
5	U.S. Treasury Notes 10 Year Futures, Put	8/24/07	104.00	78

	TOTAL OPTIONS WRITTEN			$26,844

	(Premiums received - $13,777)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series C Portfolio (the “Portfolio”) is a separate non-diversified series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Portfolio was a separate series of Institutional Portfolio, registered under the 1940 Act and organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

(f) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$675
Gross unrealized depreciation	(94,709)

Net unrealized depreciation	$(94,034)

At July 31, 2007, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)

Contracts to Buy:
U.S. Treasury 5 Year Notes	2	9/07	$208,010	$210,937	$2,927
U.S. Treasury Bond	3	9/07	321,359	330,188	8,829

					11,756

Contracts to Sell:
U.S. Treasury 10 Year Notes	23	9/07	2,443,088	2,470,703	(27,615)

Net Unrealized Loss on Open Futures Contracts					$(15,859)

During the period ended July 31, 2007, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Options written, outstanding	—	—
Options written	42	$19,884
Options closed	(10)	(3,966)
Options expired	(3)	(2,141)

Options written, outstanding July 31, 2007	29	$13,777

At July 31, 2007, the Portfolio held loan participations with a total cost of $247,594 and a total market value of $238,700.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date September 26, 2007